Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)(3)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$41,392,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	3.77%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at Jaunary 31, 2021.
(3) CBL 19 was transitioned to Compounded Daily SONIA +30.5 bps from GBP LIBOR+23bps on March 25, 2021, following Bondholders Consent Solicitation meeting. The note will start accruing interest based on Compounded Daily Sonia +30.5bps starting April 12, 2021 (the Effective Date).
* For purpose of accessing central bank facilities.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt(2)/Long-Term Issuer Default Rating(Fitch)	Aa2	AA/AA-	AA	A+
Subordinated Debt that does not contain NVCC(3) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(3) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt (or Issuer Default Rating for Fitch)	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Includes Senior debt issued prior to September 23, 2018 and senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "Bail-In" regime. Senior debt subject to conversion under the Bail-In regime is rated A2 by Moody's, AA- by Fitch and AA(low) by DBRS.
(3) Non-viability contingent capital (NVCC)
(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$41,392,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	61,027,985,787	A (i)	64,343,204,213
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	61,027,985,787
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	426,507,461
Total: A + B + C + D + E - F	60,601,478,326

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.1%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	41,806,429,826
-
A = lesser of (i) Present Value of outstanding loan balance of	65,273,900,125
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	65,273,900,125

Intercompany Loan Balance

Guarantee Loan	43,639,101,343
Demand Loan	22,040,599,871
Total	65,679,701,214

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
April 29, 2021	N/A	N/A

Portfolio Flow of Funds

	4/29/2021		3/31/2021
Cash Inflows
Principal Receipts	1,277,912,724.65	(7)	1,424,561,315.17	(7)
Sale of Loans	73,237,082.35		57,970,758.82
Revenue Receipts	150,150,331.91		179,774,475.75
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(149,661,320.64)	(8)	(179,540,016.24)	(9)
Purchase of Loans	(122,969,578.08)		(127,772,577.65)
Intercompany Loan Repayment	(1,228,180,228.92)	(7)(8)	(1,354,759,496.34)	(7)(9)
Distribution to Partners	-		(2,975,778.20)
Other Inflows / Outflows(10)	(427.84)		(68.87)
Net Inflows/(Outflows)	488,583.43		(2,741,387.56)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the
Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.0598%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of
Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2020 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of
Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on May 17, 2021.
(9) This amount was paid out on April 20, 2021.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Portfolio Summary Statistics

Previous Month Ending Balance	$65,541,092,534
Current Month Ending Balance (1)	$64,317,223,018
Number of Mortgage Loans in Pool	252,503
Average Loan Size	$254,719
Number of Primary Borrowers	219,945
Number of Properties	223,541

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.21%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.48%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.22%
Weighted Average Seasoning of Loans in the Portfolio	24.00	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.61%
Weighted Average Original Term of Loans in the Portfolio	55.77	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.77	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	24.73	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	252,448	99.98%	64,302,768,612	99.98%
30 to 59 Days Past Due	36	0.01%	9,930,773	0.02%
60 to 89 Days Past Due	19	0.01%	4,523,634	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	26,470	10.48%	6,128,334,587	9.53%
British Columbia	42,468	16.82%	14,244,614,245	22.15%
Manitoba	4,958	1.96%	753,914,445	1.17%
New Brunswick	5,808	2.30%	558,962,441	0.87%
Newfoundland	6,327	2.51%	827,366,058	1.29%
Northwest Territories	76	0.03%	16,082,758	0.03%
Nova Scotia	8,843	3.50%	1,119,363,427	1.74%
Nunavut	-	0.00%	-	0.00%
Ontario	146,159	57.88%	38,519,493,485	59.89%
Prince Edward Island	1,272	0.50%	151,252,664	0.24%
Quebec	2,673	1.06%	605,782,383	0.94%
Saskatchewan	7,032	2.78%	1,305,584,273	2.03%
Yukon	417	0.17%	86,472,251	0.13%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,229	0.88%	643,538,651	1.00%
599 or less	1,627	0.64%	385,274,692	0.60%
600 - 650	3,622	1.43%	977,690,229	1.52%
651 - 700	11,972	4.74%	3,244,066,784	5.04%
701 - 750	25,946	10.28%	7,006,551,041	10.89%
751 - 800	42,148	16.69%	11,351,553,040	17.65%
801 and Above	164,959	65.33%	40,708,548,582	63.29%
Total	252,503	100.00%	64,317,223,018	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	219,447	86.91%	53,578,382,070	83.30%
Variable	33,056	13.09%	10,738,840,949	16.70%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	189,865	75.19%	42,117,305,093	65.48%
Non-STEP	62,638	24.81%	22,199,917,925	34.52%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,800	5.47%	2,858,550,457	4.44%
Owner Occupied	238,703	94.53%	61,458,672,562	95.56%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	94,802	37.54%	24,673,399,252	38.36%
2.5000 - 2.9999	100,225	39.69%	26,274,054,949	40.85%
3.0000 - 3.4999	34,528	13.67%	8,637,985,551	13.43%
3.5000 - 3.9999	21,299	8.44%	4,468,661,876	6.95%
4.0000 - 4.4999	1,211	0.48%	174,806,926	0.27%
4.5000 - 4.9999	95	0.04%	14,809,336	0.02%
5.0000 - 5.4999	27	0.01%	2,536,829	0.00%
5.5000 and Above	316	0.13%	70,968,301	0.11%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	28,106	11.13%	2,418,751,025	3.76%
20.01-25.00	12,151	4.81%	1,861,024,585	2.89%
25.01-30.00	14,677	5.81%	2,713,443,367	4.22%
30.01-35.00	17,831	7.06%	3,784,217,188	5.88%
35.01-40.00	21,298	8.43%	5,008,655,618	7.79%
40.01-45.00	23,501	9.31%	6,025,029,351	9.37%
45.01-50.00	23,847	9.44%	6,618,942,185	10.29%
50.01-55.00	23,487	9.30%	6,996,276,517	10.88%
55.01-60.00	22,928	9.08%	7,313,148,477	11.37%
60.01-65.00	22,681	8.98%	7,868,083,092	12.23%
65.01-70.00	18,174	7.20%	6,427,108,325	9.99%
70.01-75.00	13,177	5.22%	4,238,051,516	6.59%
75.01-80.00	8,782	3.48%	2,540,208,895	3.95%
80.01-90.00	1,554	0.62%	414,013,713	0.64%
90.01-100.00	187	0.07%	55,121,383	0.09%
Over 100.00	122	0.05%	35,147,781	0.05%
Total	252,503	100.00%	64,317,223,018	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	35,936	14.23%	7,904,893,819	12.29%
12.00 - 23.99	62,124	24.60%	15,676,043,988	24.37%
24.00 - 35.99	49,574	19.63%	12,901,288,481	20.06%
36.00 - 41.99	20,270	8.03%	6,330,088,204	9.84%
42.00 - 47.99	29,246	11.58%	8,131,197,592	12.64%
48.00 - 53.99	22,518	8.92%	5,069,944,263	7.88%
54.00 - 59.99	26,027	10.31%	6,576,271,381	10.22%
60.00 - 65.99	6,057	2.40%	1,570,985,395	2.44%
66.00 - 71.99	50	0.02%	9,119,338	0.01%
72.00 and Above	701	0.28%	147,390,557	0.23%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,512	23.96%	3,465,290,690.24	5.39%
100,000 - 149,999	33,829	13.40%	4,229,559,225.75	6.58%
150,000 - 199,999	31,087	12.31%	5,431,389,294.43	8.44%
200,000 - 249,999	27,263	10.80%	6,121,547,503.16	9.52%
250,000 - 299,999	22,594	8.95%	6,193,535,517.39	9.63%
300,000 - 349,999	17,689	7.01%	5,730,157,209.80	8.91%
350,000 - 399,999	13,552	5.37%	5,066,321,997.26	7.88%
400,000 - 449,999	10,012	3.97%	4,244,881,541.58	6.60%
450,000 - 499,999	7,908	3.13%	3,748,886,840.55	5.83%
500,000 - 549,999	6,191	2.45%	3,243,651,269.82	5.04%
550,000 - 599,999	4,923	1.95%	2,824,116,195.02	4.39%
600,000 - 649,999	3,543	1.40%	2,208,734,685.36	3.43%
650,000 - 699,999	2,723	1.08%	1,834,404,530.81	2.85%
700,000 - 749,999	2,063	0.82%	1,494,032,790.22	2.32%
750,000 - 799,999	1,745	0.69%	1,350,295,137.81	2.10%
800,000 - 849,999	1,399	0.55%	1,153,208,070.72	1.79%
850,000 - 899,999	1,103	0.44%	963,357,366.94	1.50%
900,000 - 949,999	859	0.34%	794,436,681.72	1.24%
950,000 - 999,999	679	0.27%	661,259,361.20	1.03%
1,000,000 or Greater	2,829	1.12%	3,558,157,108.65	5.53%
Total	252,503	100.00%	64,317,223,018	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	41,237	16.33%	9,875,997,307	15.36%
Single Family	206,398	81.74%	53,155,786,217	82.65%
Multi Family	4,244	1.68%	1,158,840,228	1.80%
Other	624	0.25%	126,599,267	0.20%
Total	252,503	100.00%	64,317,223,018	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	95,968,789	76,483,756	92,058,413	127,118,979	152,598,675	190,330,332	241,860,430	345,631,224	413,161,755	563,265,088	808,333,822	1,413,118,460	1,318,354,740	262,657,770	24,031,331	3,361,022	6,128,334,587	9.53%
Alberta	Current and Less Than 30 Days Past Due	95,968,789	76,483,756	91,996,951	127,118,979	152,598,675	190,330,332	241,860,430	345,631,224	412,062,701	563,265,088	807,640,696	1,412,254,520	1,317,838,399	262,474,847	24,031,331	3,361,022	6,124,917,741	99.94%
Alberta	30 to 59 Days Past Due	-	-	61,463	-	-	-	-	-	1,099,054	-	454,363	389,621	516,341	-	-	-	2,520,842	0.04%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	238,763	474,318	-	182,923	-	-	896,005	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	524,165,730	383,374,478	564,388,309	775,257,773	1,016,644,731	1,212,391,418	1,374,374,309	1,520,546,054	1,629,246,221	1,567,296,254	1,765,784,062	1,285,257,470	554,782,348	58,362,951	5,215,543	7,526,594	14,244,614,245	22.15%
	Current and Less Than 30 Days Past Due	523,952,233	383,374,478	564,239,638	775,257,773	1,015,901,369	1,212,391,418	1,372,994,599	1,520,546,054	1,629,246,221	1,566,835,553	1,765,588,092	1,285,257,470	554,782,348	58,362,951	5,215,543	7,526,594	14,241,472,335	99.98%
British Columbia	30 to 59 Days Past Due	-	-	-	-	743,362	-	476,838	-	-	460,701	195,970	-	-	-	-	-	1,876,870	0.01%
British Columbia	60 to 89 Days Past Due	213,497	-	148,671	-	-	-	902,872	-	-	-	-	-	-	-	-	-	1,265,040	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	17,783,391	12,475,802	16,353,333	23,396,532	32,150,390	41,444,468	58,045,176	75,249,690	103,814,744	132,801,425	133,454,413	93,993,624	12,529,022	243,663	178,771	-	753,914,445	1.17%
Manitoba	Current and Less Than 30 Days Past Due	17,783,391	12,475,802	16,353,333	23,396,532	32,150,390	41,444,468	58,045,176	75,249,690	103,814,744	132,801,425	133,252,780	93,993,624	12,529,022	243,663	178,771	-	753,712,813	99.97%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	201,632	-	-	-	-	-	201,632	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	16,157,340	12,166,086	19,498,092	29,740,701	40,609,313	60,002,783	67,579,339	58,217,997	64,553,954	81,271,375	79,950,653	21,181,039	8,033,770	-	-	-	558,962,441	0.87%
New Brunswick	Current and Less Than 30 Days Past Due	16,157,340	12,166,086	19,498,092	29,740,701	40,609,313	60,002,783	67,494,555	58,217,997	64,553,954	81,271,375	79,950,653	21,181,039	8,033,770	-	-	-	558,877,657	99.98%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	84,784	-	-	-	-	-	-	-	-	-	84,784	0.02%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,364,096	9,275,089	15,379,104	21,536,074	30,459,427	39,698,133	56,825,248	107,217,506	58,682,548	77,673,435	121,993,332	178,163,957	93,252,842	4,272,719	351,248	221,300	827,366,058	1.29%
Newfoundland	Current and Less Than 30 Days Past Due	12,364,096	9,275,089	15,379,104	21,536,074	30,459,427	39,698,133	56,825,248	107,217,506	58,682,548	77,673,435	121,993,332	178,058,333	93,252,842	4,272,719	351,248	221,300	827,260,433	99.99%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	105,624	-	-	-	-	105,624	0.01%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	327,496	665,579	584,629	1,087,679	365,792	1,423,643	1,731,589	1,362,641	1,557,671	2,637,639	3,092,120	602,521	643,758	-	-	-	16,082,758	0.03%
North West Territories	Current and Less Than 30 Days Past Due	327,496	665,579	584,629	1,087,679	365,792	1,423,643	1,731,589	1,362,641	1,557,671	2,637,639	3,092,120	602,521	643,758	-	-	-	16,082,758	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	30,059,788	22,425,775	36,375,306	49,217,739	67,439,298	99,533,293	144,952,096	191,717,004	175,372,869	143,518,327	112,974,041	28,862,307	15,560,656	711,290	342,227	301,412	1,119,363,427	1.74%
Nova Scotia	Current and Less Than 30 Days Past Due	30,059,788	22,425,775	36,375,306	49,217,739	67,439,298	99,533,293	144,952,096	191,717,004	175,372,869	143,518,327	112,974,041	28,862,307	15,560,656	711,290	342,227	301,412	1,119,363,427	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,677,265,012	1,305,963,853	1,911,422,460	2,682,321,738	3,543,627,481	4,204,168,082	4,432,181,832	4,453,845,696	4,588,650,075	4,899,114,037	3,060,612,990	1,115,759,799	509,208,731	87,279,634	24,796,689	23,275,375	38,519,493,485	59.89%
Ontario	Current and Less Than 30 Days Past Due	1,676,954,892	1,305,963,853	1,911,194,955	2,680,856,705	3,542,613,698	4,203,839,020	4,431,761,237	4,452,513,677	4,588,411,438	4,898,454,559	3,059,612,064	1,115,759,799	509,208,731	87,279,634	24,796,689	23,275,375	38,512,496,327	99.98%
Ontario	30 to 59 Days Past Due	253,057	-	227,504	1,465,033	683,575	155,093	420,595	1,098,735	238,637	348,354	-	-	-	-	-	-	4,890,582	0.01%
Ontario	60 to 89 Days Past Due	57,063	-	-	-	330,208	173,970	-	233,285	-	311,124	1,000,926	-	-	-	-	-	2,106,576	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	5,005,168	2,617,549	5,227,856	5,942,352	8,981,070	15,024,636	11,707,013	17,285,692	16,908,949	24,984,480	28,532,180	7,611,508	1,424,212	-	-	-	151,252,664	0.24%
Prince Edward Island	Current and Less Than 30 Days Past Due	5,005,168	2,617,549	5,227,856	5,942,352	8,981,070	15,024,636	11,707,013	17,285,692	16,908,949	24,984,480	28,532,180	7,611,508	1,424,212	-	-	-	151,252,664	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	10,432,654	8,898,683	15,011,712	17,328,480	32,917,913	31,818,673	47,729,464	56,075,635	71,661,070	179,446,075	93,016,699	35,000,979	5,800,167	182,102	-	462,077	605,782,383	0.94%
Quebec	Current and Less Than 30 Days Past Due	10,432,654	8,898,683	15,011,712	17,328,480	32,917,913	31,818,673	47,729,464	56,075,635	71,661,070	179,446,075	92,852,600	35,000,979	5,800,167	182,102	-	462,077	605,618,284	99.97%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	164,099	-	-	-	-	-	164,099	0.03%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	26,656,431	23,821,645	34,837,151	45,969,345	76,266,094	122,668,053	176,638,595	160,301,492	176,893,925	183,155,854	203,709,416	54,125,597	20,237,092	303,585	-	-	1,305,584,273	2.03%
Saskatchewan	Current and Less Than 30 Days Past Due	26,656,431	23,821,645	34,837,151	45,969,345	76,266,094	122,668,053	176,584,214	160,301,492	176,893,925	182,867,882	203,709,416	54,125,597	20,237,092	303,585	-	-	1,305,241,920	99.97%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	287,972	-	-	-	-	-	-	287,972	0.02%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	54,381	-	-	-	-	-	-	-	-	-	54,381	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,565,129	2,856,291	2,307,002	5,299,797	6,595,434	6,525,836	5,317,094	8,825,884	12,644,697	12,919,104	15,654,597	4,374,254	381,557	-	205,574	-	86,472,251	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,565,129	2,856,291	2,307,002	5,299,797	6,595,434	6,525,836	5,317,094	8,825,884	12,644,697	12,919,104	15,654,597	4,374,254	381,557	-	205,574	-	86,472,251	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,418,751,025	1,861,024,585	2,713,443,367	3,784,217,188	5,008,655,618	6,025,029,351	6,618,942,185	6,996,276,517	7,313,148,477	7,868,083,092	6,427,108,325	4,238,051,516	2,540,208,895	414,013,713	55,121,383	35,147,781	64,317,223,018	100.00%
	Current and Less Than 30 Days Past Due	2,418,227,408	1,861,024,585	2,713,005,729	3,782,752,155	5,006,898,472	6,024,700,289	6,617,002,715	6,994,944,497	7,311,810,787	7,866,674,942	6,424,852,572	4,237,081,952	2,539,692,554	413,830,790	55,121,383	35,147,781	64,302,768,612	99.98%
	30 to 59 Days Past Due	253,057	-	288,967	1,465,033	1,426,938	155,093	982,217	1,098,735	1,337,690	1,097,026	814,432	495,245	516,341	-	-	-	9,930,773	0.02%
	60 to 89 Days Past Due	270,560	-	148,671	-	330,208	173,970	957,253	233,285	-	311,124	1,441,322	474,318	-	182,923	-	-	4,523,634	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/29/2021
Distribution Date:	5/17/2021

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	19,326,300	14,649,829	23,784,516	24,983,461	34,407,178	40,187,647	55,803,862	71,296,385	94,194,597	90,246,352	72,449,742	60,323,252	36,095,483	5,790,048	-	-	643,538,651	1.00%
<=599	5,563,486	4,224,124	6,744,110	17,387,279	27,052,348	30,660,650	36,853,136	42,516,186	52,348,093	50,608,420	46,990,821	34,101,691	24,111,308	4,788,086	1,107,563	217,390	385,274,692	0.60%
600-650	9,590,317	10,485,664	16,222,036	35,311,133	65,394,546	77,029,955	94,531,675	105,227,258	122,309,460	182,744,938	117,972,645	78,510,901	51,291,726	7,245,547	3,822,429	-	977,690,229	1.52%
651-700	46,152,540	42,539,248	77,061,314	123,109,994	190,946,572	254,327,886	320,742,412	380,820,301	419,223,917	513,973,180	420,042,995	249,396,532	173,980,087	27,469,047	2,824,434	1,456,326	3,244,066,784	5.04%
701-750	129,275,254	116,725,231	199,629,624	324,828,028	438,594,678	620,877,594	695,719,129	824,759,211	901,958,315	979,274,318	814,257,211	571,854,616	330,938,250	48,655,613	5,606,452	3,597,516	7,006,551,041	10.89%
751-800	270,439,394	235,076,507	369,603,505	549,895,844	788,665,193	1,015,470,082	1,132,080,322	1,275,770,564	1,349,900,337	1,550,004,041	1,335,164,148	870,410,419	502,511,230	81,735,769	16,761,323	8,064,361	11,351,553,040	17.65%
>800	1,938,403,734	1,437,323,983	2,020,398,262	2,708,701,448	3,463,595,103	3,986,475,536	4,283,211,649	4,295,886,612	4,373,213,759	4,501,231,843	3,620,230,763	2,373,454,104	1,421,280,812	238,329,602	24,999,183	21,812,189	40,708,548,582	63.29%
Total	2,418,751,025	1,861,024,585	2,713,443,367	3,784,217,188	5,008,655,618	6,025,029,351	6,618,942,185	6,996,276,517	7,313,148,477	7,868,083,092	6,427,108,325	4,238,051,516	2,540,208,895	414,013,713	55,121,383	35,147,781	64,317,223,018	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.